Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Table Text Block]

Commitments and contingencies are described below and summarized by the following table for the designated fiscal years ending June 30, as of September 30, 2016:

		Remaining
	Total	2017	2018	2019	2020	2021	Thereafter
Prescription Database	$1,902,000	$731,000	$598,000	$573,000	$—	$—	$—
Natesto	8,500,000	6,000,000	—	—	2,500,000	—	—
Manufacturing agreement	2,500,000	1,500,000	500,000	500,000	—	—	—
ProstaScint commercial supply agreement	1,673,000	1,569,000	102,000	2,000
Service agreement	153,000	153,000	—	—	—	—	—
Primsol	250,000	250,000	—	—	—	—	—
Office Lease	283,000	108,000	145,000	30,000	—	—	—
Sponsored research agreement with related party	60,000	60,000	—	—	—	—	—
	$15,321,000	$10,371,000	$1,345,000	$1,105,000	$2,500,000	$—	$—

Commitments and contingencies are described below and summarized by the following table as of June 30, 2016:

	Total	2017	2018	2019	2020	2021	Thereafter
Prescription Database	$1,902,000	$731,000	$598,000	$573,000	$—	$—	$—
Natesto	8,500,000	6,000,000	—	—	2,500,000	—	—
Manufacturing agreement	3,000,000	2,000,000	500,000	500,000	—	—	—
Service agreement	204,000	204,000	—	—	—	—	—
Primsol	750,000	750,000	—	—	—	—	—
Office Lease	317,000	142,000	145,000	30,000	—	—	—
Sponsored research agreement with related party	70,000	70,000	—	—	—	—	—
	$14,743,000	$9,897,000	$1,243,000	$1,103,000	$2,500,000	$—	$—

Schedule of Rent Expense [Table Text Block]	Rent expense for the respective periods is as follows:
	Three Months Ended September 30,
	2016	2015
Rent expense	$35,000	$18,000

Rent expense for the respective periods is as follows:
	Year Ended June 30,
	2016	2015
Rent expense	$120,000	$51,000